Consolidated statements of shareholders' equity - EUR (€) € in Thousands	Total FMC-AG & Co. KGaA shareholders' equity	Ordinary shares	Treasury stock	Additional paid in capital	Retained earnings	Foreign currency translation	Cash flow hedges	Pensions	Fair value changes	Noncontrolling interests	Total
Balance at beginning of period at Dec. 31, 2019	€ 11,957,913	€ 304,437	€ (370,502)	€ 3,607,662	€ 9,454,861	€ (664,987)	€ (10,460)	€ (363,098)		€ 1,269,324	€ 13,227,237
Balance at beginning of period (in shares) at Dec. 31, 2019		304,436,876	(6,107,629)
Proceeds from exercise of options and related tax effects	10,342	€ 171		10,171							10,342
Proceeds from exercise of options and related tax effects (in shares)		171,114
Purchase of treasury stock	(365,988)		€ (365,988)								(365,988)
Purchase of treasury stock (in shares)			(5,687,473)
Purchase/sale of noncontrolling interests	(27,657)			(27,657)						(82,859)	(110,516)
Contributions from/to noncontrolling interests										(134,058)	(134,058)
Put option liabilities	(10,635)				(10,635)						(10,635)
Net income	633,691				633,691					143,594	777,285
Other comprehensive income (loss) related to:
Foreign currency translation	(173,623)					(173,465)	(54)	(207)	€ 103	1,024	(172,599)
Cash flow hedges, net of related tax effects	4,873						4,873				4,873
Pensions, net of related tax effects	2,537							2,537			2,537
Fair value changes	94,144								94,144		94,144
Comprehensive income	561,622									144,618	706,240
Balance at end of period at Jun. 30, 2020	12,125,597	€ 304,608	€ (736,490)	3,590,176	10,077,917	(838,452)	(5,641)	(360,768)	94,247	1,197,025	13,322,622
Balance at end of period (in shares) at Jun. 30, 2020		304,607,990	(11,795,102)
Balance at beginning of period at Dec. 31, 2020	11,215,080	€ 292,877		2,872,630	10,254,913	(1,936,713)	(7,706)	(346,282)	85,361	1,116,230	€ 12,331,310
Balance at beginning of period (in shares) at Dec. 31, 2020		292,876,570									292,876,570
Proceeds from exercise of options and related tax effects	5,242	€ 102		5,140							€ 5,242
Proceeds from exercise of options and related tax effects (in shares)		102,914
Dividends paid	(392,455)				(392,455)						(392,455)
Purchase/sale of noncontrolling interests	9,195			9,195						32,679	41,874
Contributions from/to noncontrolling interests										(119,437)	(119,437)
Put option liabilities	(39,341)				(39,341)						(39,341)
Net income	467,523				467,523					116,529	584,052
Other comprehensive income (loss) related to:
Foreign currency translation	369,705					374,289	(254)	(4,679)	349	34,482	404,187
Cash flow hedges, net of related tax effects	(907)						(907)				(907)
Pensions, net of related tax effects	35,533							35,533			35,533
Fair value changes	(37,623)								(37,623)		(37,623)
Comprehensive income	834,231									151,011	985,242
Balance at end of period at Jun. 30, 2021	€ 11,631,952	€ 292,979		€ 2,886,965	€ 10,290,640	€ (1,562,424)	€ (8,867)	€ (315,428)	€ 48,087	€ 1,180,483	€ 12,812,435
Balance at end of period (in shares) at Jun. 30, 2021		292,979,484									292,979,484